INVESTMENT IN ASSOCIATE (Details) - Stimunity S A [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Name	Associate: Stimunity S.A.
Principal Activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	44.00%	44.00%